UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006


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ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2006
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    Face
   Amount                                      Value
    (000)                                      (000)
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CERTIFICATES OF DEPOSIT (33.1%)
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BANKS (33.1%)
-------------------------------------------------------
             Australia And New Zealand
                Banking Group
  $ 50,000       5.050%, 09/29/06            $  49,998
             Barclays Bank PLC
    50,000       5.115%, 08/09/06               50,000
             Calyon Corporation &
                Investment Bank
    50,000       5.000%, 08/07/06               50,000
             Depfa Bank PLC
    60,000       5.310%, 08/14/06               60,000
             HBOS Treasury Services PLC
    50,000       5.250%, 11/24/06               50,000
             Royal Bank of Canada
    50,000       5.310%, 08/08/06               50,000
             Toronto Dominion Bank
    50,000       5.100%, 10/04/06               49,982
             Unicredito Italiano, SPA
    50,000       5.125%, 08/10/06               50,000
             Wells Fargo Bank, N.A
    50,000       5.300%, 08/08/06               50,000
             Westpac Banking Corporation
    50,000       5.160%, 09/11/06               49,996
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                                               509,976
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             TOTAL CERTIFICATES OF DEPOSIT
               (Cost $509,976)                 509,976
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COMMERCIAL PAPER (14.9%)
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BANK HOLDING COMPANIES (7.1%)
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             Bank of America Corporation
    60,000       5.201%, 09/07/06               59,679
             State Street Corporation
    50,000       5.260%, 08/02/06               49,993
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                                               109,672
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FINANCIAL SERVICES (7.8%)
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             Citigroup Funding, Inc.
    70,000       5.350%, 09/11/06               69,574
             Morgan Stanley
    50,000       5.250%, 08/04/06               49,978
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                                               119,552
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             TOTAL COMMERCIAL PAPER
               (Cost $229,224)                 229,224
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    Face
   Amount                                      Value
    (000)                                      (000)
-------------------------------------------------------
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TIME DEPOSIT (3.0%)
-------------------------------------------------------
             Svenska Handelsbanken
  $ 46,080       5.310%, 08/01/06            $  46,080
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             TOTAL TIME DEPOSIT
               (Cost $46,080)                   46,080
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REPURCHASE AGREEMENTS (48.7%)
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   100,000   Barclays Capital
                 5.270%, dated 07/31/06, to
                 be repurchased on 08/01/06,
                 repurchase price
                 $100,014,639 (collateralized
                 by U.S. Government
                 Obligation,  par value
                 $104,252,000, 5.337%,
                 12/27/06; with total market
                 value $102,000,157)
  200,000    Deutsche Bank                      100,000
                 5.270%, dated 07/31/06, to
                 be repurchased on 08/01/06,
                 repurchase price
                 $200,029,278 (collateralized
                 by various U.S. Government
                 Obligations, ranging in par
                 value $563,000-$95,000,000,
                 2.625%-4.250%,  11/14/06-
                 08/15/07; with total market
                 value $204,000,802)            200,000
  100,000    Merrill Lynch
                 5.260%, dated 07/31/06, to
                 be repurchased on 08/01/06,
                 repurchase price
                 $100,014,611 (collateralized
                 by  various U.S. Government
                 Obligations, ranging in par
                 value $3,930,000-
                 $61,235,000, 4.000%-
                 6.290%, 06/18/08-04/13/16;
                 with  total market value
                 $102,004,499)                  100,000
  150,000    Morgan Stanley
                 5.270%, dated 07/31/06, to
                 be repurchased on 08/01/06,
                 repurchase price
                 $150,021,958 (collateralized
                 by various U.S. Government
                 Obligations, ranging in par
                 value 13,515,000-
                 $195,397,000, 7.250%-
                 8.00%, 11/15/21-08/15/22;
                 with  total market value
                 $153,000,089)                 150,000

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------
    Face
   Amount                                      Value
    (000)                                      (000)
-------------------------------------------------------
$ 200,000    UBS

                 5.270%, dated 07/31/06, to
                 be repurchased on  08/01/06,
                 repurchase price
                 $200,029,278 (collateralized
                 by various U.S. Government
                 Obligations, ranging in par
                 value $4,910,000-
                 $136,839,000, 4.375%-
                 7.250%,  02/15/08-03/15/13;
                 with total market value
                 $204,001,452)                 $200,000
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             TOTAL REPURCHASE AGREEMENTS
                (Cost $750,000)                 750,000
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             TOTAL INVESTMENTS (99.7%)
                (Cost $1,535,280)+           $1,535,280
=======================================================
PERCENTAGES ARE BASED ON NET ASSETS OF $1,540,564 (000).
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. PLC -- PUBLIC LIMITED COMPANY

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 AIG-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.